Commitments and Contingencies (Operating Leases of Lessee Disclosure) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Operating Lease Rental Payments: 2013	$ 670
Operating Leases, Future Minimum Payments, Due in Two Years	572
Operating Leases, Future Minimum Payments, Due in Three Years	526
Operating Leases, Future Minimum Payments, Due in Four Years	473
Operating Leases, Future Minimum Payments, Due in Five Years	418
Operating Leases, Future Minimum Payments Due, Total	$ 2,659